Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Not Sold Or Repledged [Member]
Derivatives, Fair Value [Line Items]
Securities received as collateral	$ 335
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	942	1,516
Cash collateral netting	(326)	(587)
Derivative asset and liability netting	(23)	(14)
Total derivatives, net	593	915
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	867	1,356
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	75	160
Other Assets [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	1
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	75	159
Other Assets [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	824	999
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	13
Other Assets [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	43	344
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	329	108
Cash collateral netting	(21)	0
Derivative asset and liability netting	(23)	(14)
Total derivatives, net	285	94
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	169	55
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	160	53
Other Liabilities [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	158	50
Other Liabilities [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	2	3
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	19	0
Other Liabilities [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	1
Other Liabilities [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	$ 150	$ 54